Derivative Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) lb	Dec. 31, 2018 CAD ($) lb
Disclosure of detailed information about financial instruments [line items]
Strike price	2.80
Purchase of copper put options | $	$ 2,834	$ 1,063
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased	48,000,000	30,000,000
Strike price	2.50
Purchase of copper put options | $	$ 2,834	$ 1,063
Bottom of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from February 2019	from the third quarter of 2018
Top of range [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to December 2019	to the fourth quarter of 2018